SUBSEQUENT EVENTS:	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

NOTE 10 - SUBSEQUENT EVENTS:

A.

In January 2020 the Board of Directors approved management’s recommendation to close the Company’s office and laboratories located in Israel. The decision to close the office and laboratories in Israel was made primarily due to the discontinuation of the Company’s Phase 2 Codex study as previously announced and is consistent with management’s stated intention of focusing the Company’s resources on its pan-RAS and PDE10/ß-catenin programs. Following the closure of the Israeli facilities, the Company’s sole remaining office will be located in Cambridge, Massachusetts. The Company expects to substantially complete the restructuring efforts and record an expense of approximately $0.8 million in the first and second quarters of 2020.

B.

In light of the outbreak of COVID-19 in December 2019 and the spread of the virus during 2020, the Company's management is analyzing the implications on the Company's activities, while working to maintain and continue its activities in the best fashion that circumstances allow.